Deferred tax	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Deferred tax

43 Deferred tax

	2017	2016
Deferred tax assets	79	87
Deferred tax liabilities	1,029	2,201
Total net deferred tax liability / (asset)	950	2,113

Deferred tax assets comprise temporary differences on:	2017	2016
Financial assets	(20)	(22)
Insurance and investment contracts	(19)	(55)
Deferred expenses, VOBA and other intangible assets	(140)	(148)
Defined benefit plans	26	54
Losses	176	221
Other	57	37
At December 31	79	87

Deferred tax liabilities comprise temporary differences on:	2017	2016
Real estate	554	541
Financial assets	1,724	3,143
Insurance and investment contracts	(1,806)	(3,042)
Deferred expenses, VOBA and other intangible assets	1,752	3,150
Defined benefit plans	(268)	(592)
Losses	(120)	(188)
Other	(807)	(812)
At December 31	1,029	2,201

The following table provides a movement schedule of net deferred tax broken-down by those items for which a deferred tax asset or liability has been recognized.

	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
At January 1, 2017	541	3,165	(2,988)	3,298	(645)	(407)	(850)	2,113
Acquisitions / Additions	-	-	-	9	-	(1)	(14)	(6)
Charged to income statement	37	32	609	(1,016)	120	78	(62)	(202)
Charged to equity	(9)	(874)	-	-	174	-	(5)	(715)
Net exchange differences	(16)	(270)	241	(322)	57	27	111	(172)
Disposal of a business	-	-	-	2	-	-	-	2
Transfers to disposal groups	-	-	-	-	-	8	-	8
Transfer to current income tax	-	-	-	-	-	-	(73)	(73)
Transfer to/from other headings	-	(300)	351	(79)	-	-	27	-
Other	-	(9)	-	-	-	-	2	(7)
At December 31, 2017	554	1,744	(1,787)	1,892	(295)	(296)	(863)	950

At January 1, 2016	434	2,735	(2,500)	3,008	(688)	(500)	(261)	2,227
Charged to income statement	99	596	(380)	222	135	57	(543)	185
Charged to equity	3	(264)	(2)	2	(85)	-	(2)	(350)
Net exchange differences	5	84	(108)	69	(6)	34	(45)	34
Transfer to current income tax	-	16	-	-	-	-	-	16
Other	-	(1)	2	(3)	(1)	1	3	-
At December 31, 2016	541	3,165	(2,988)	3,298	(645)	(409)	(849)	2,113

The decrease of the United States corporate income tax rate from 35% to 21% as from January 1, 2018 with an impact of total EUR 1,034 million, EUR 554 million through profit and loss and EUR 479 million through other comprehensive income (refer to note 18) is the main cause for the total decrease in the deferred tax liability in 2017 of EUR 1,163 million.

The transfer to current income tax relates to transfers from deferred to current tax, in relation to own equity instruments.

Transfer to/from other headings in 2017 includes transfers between two reporting segments.

In 2016, there were considerable movements in the net deferred tax schedule. The major components consisted of:

◆	The increase of deferred tax liability primarily related to an increase of unrealised profits in respect of financial assets mainly driven by tightening credit spread
◆	The movement in Insurance contracts and Intangible assets mainly related to the reclassification through these categories
◆	The increase in Other mainly related to the deferral tax credits in 2016

Deferred corporate income tax assets are recognized for tax losses carried forward to the extent that the realization of the related tax benefit through future taxable profits is probable. For an amount of gross EUR 85 million; tax EUR 15 million (2016: gross EUR 505 million; tax EUR 90 million) the realization of the deferred tax asset is dependent on the projection of future taxable profits from existing business in excess of the profits arising from the reversal of existing taxable temporary differences.

For the following amounts, arranged by loss carry forward periods, the deferred corporate income tax asset is not recognized:

	Gross amounts1)		Not recognized deferred tax assets
	2017	2016	2017	2016
< 5 years	89	101	22	26
> 5 – 10 years	137	130	18	16
> 10 – 15 years	-	1	25	33
> 15 – 20 years	-	-	-	-
Indefinitely	499	396	111	94
At December 31	725	628	177	170
[1]	The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules

Deferred corporate income tax assets in respect of deductible temporary differences are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. For the following amounts relating to Defined benefit plans and Other items the recognition of the deferred corporate income tax asset is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences:

	Gross amounts		Deferred tax assets
	2017	2016	2017	2016
Deferred corporate income tax asset dependent on retaining bonds and similar investments until the earlier of market recovery or maturity1)	-	816	-	286
Deferred corporate income tax asset dependent on future taxable profits	261	362	46	64
At December 31	261	1,179	46	350
[1]	The amendment of IAS 12, relating to deferred tax assets on unrealized losses, changed the qualification by Aegon of ‘holding bonds and similar investments until the earlier of market recovery or maturity’ from a tax planning opportunity into a source of income with no impact on the figures presented.

Aegon did not recognize deferred corporate income tax assets in respect of deductible temporary differences relating to Financial assets and Other items for the amount of gross EUR 43 million; tax EUR 8 million (2016: gross EUR 70 million; tax EUR 13 million).

Deferred corporate income tax liabilities have not been recognized for withholding tax and other taxes that would be payable on the unremitted earnings of certain subsidiaries. The unremitted earnings totaled gross EUR 1,771 million; tax EUR 441 million (2016: gross EUR 1,770 million; tax EUR 441 million).

All deferred corporate income taxes are non-current by nature.